================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8372

                           TRAVELERS SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          125 Broad Street, New York, NY                      10004
     ----------------------------------------               ----------
     (Address of principal executive offices)               (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                            SMITH BARNEY LARGE CAP
                                VALUE PORTFOLIO

                               STRATEGIC EQUITY
                                   PORTFOLIO

                                  VAN KAMPEN
                             ENTERPRISE PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004




           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE


Letter from the Chairman............  1

Schedules of Investments............  9

Statements of Assets and Liabilities 26

Statements of Operations............ 27

Statements of Changes in Net Assets. 28

Notes to Financial Statements....... 31

Financial Highlights................ 38

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,
Over the six months ended April 30, 2004, most broad U.S. stock and bond market indices posted moderate gains. Stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks, and international stock markets generally outperforming the domestic stock market. The economic environment was dominated by uncertainty surrounding the sustainability of the global economic recovery, a continued focus on new job growth and a geopolitical environment centering on news from Iraq and new acts of terrorism.

Since the start of 2004, markets have been in a holding pattern -- volatility declined and returns were relatively muted. Equity markets seem to have priced in prospects of continued economic recovery and, in general, they were not disappointed. Both bond market and stock market participants were a bit unnerved by prospects for U.S. Federal Reserve Board ("Fed") tightening of key interest rates at some unknown future date, the continuing turmoil in Iraq, and the March 2004 bombings in Spain. Each of these elements had a negative influence on the stock market. Despite these concerns, however, the underlying economic and corporate earnings data continued to improve through the end of the period.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investments. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first calendar quarter of 2004.

Signs of increased inflation have begun to mount in recent weeks. Fiscal and monetary policymakers have been stimulating the economy since 2000. The Fed has suggested that it prefers inflation to deflation in the current environment. However, the recent pickup in inflationary signals has increased the possibility that the Fed may raise interest rates sooner than anticipated, perhaps as early as this summer. In the equity market, stock returns were mixed during the period.

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

The broader market, as measured by the S&P 500 Index, posted strong gains, due to strong corporate earnings, positive economic news and continued low interest rates. However, sluggish job growth, high-energy prices and geopolitical concerns made many investors cautious about some sectors of the market. These conditions benefited some of the more defensive industries, such as consumer staples and utilities, and hampered some of last year's better-performing sectors, such as basic materials.

Within this environment, the funds performed as follows on the next page:/1/

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                                         6 Months
Smith Barney Large Cap Value Portfolio                                     7.77%
S&P 500/Barra Value Index/2/                                               7.98%
S&P 500 Index/3/                                                           6.27%
Lipper Equity Income Variable Funds Category Average/6/                    7.76%

Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio)   6.20%
S&P 500 Index/3/                                                           6.27%
Russell 1000 Index/4/                                                      6.11%
Lipper Multi-Cap Core Variable Funds Category Average/7/                   4.77%

Van Kampen Enterprise Portfolio                                            0.14%
Russell 1000 Growth Index/5/                                               4.14%
S&P 500 Index/3/                                                           6.27%
Lipper Multi-Cap Core Variable Funds Category Average/7/                   4.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.
The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
/2/The S&P 500/Barra Value Index is a market-capitalization weighted index of stocks in the S&P 500 having lower price-to-book ratios relative to the S&P 500 Index as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities.) The fund has determined that the S&P 500/Barra Value Index more appropriately reflects the fund's investment strategy and will no longer use the S&P 500 Index as a performance benchmark.
/3/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/4/The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The fund has determined that the Russell 1000 Index more appropriately reflects the fund's investment strategy and will no longer use the S&P 500 Index as a performance benchmark.
/5/The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The fund has determined that the Russell 1000 Growth Index more appropriately reflects the fund's investment strategy and will no longer use the S&P 500 Index as a performance benchmark.
Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any.
/6/Returns were calculated among the 633 funds in the equity income variable funds category.
/7/Returns were calculated among the 1,154 funds in the multi-cap core variable funds category.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Smith Barney Large Cap Value Portfolio

Special Shareholder Notice

As of July 1, 2003, John B. Cunningham is responsible for the day-to-day management of the fund.

Effective June 18, 2003, the fund changed its performance benchmark to the S&P 500/Barra Value Index. The fund will no longer use the S&P 500 Index as a performance benchmark and it will not appear in future reporting.

For the six months ended April 30, 2004, shares of the Smith Barney Large Cap Value Portfolio returned 7.77%. In comparison, the fund's unmanaged benchmark, the S&P 500/Barra Value Index,/i/ returned 7.98% and the fund's previous benchmark, the S&P 500 Index,/ii/ returned 6.27%. The fund essentially matched its Lipper equity income variable funds category average, which returned 7.76% for the same period./2/

The fund slightly lagged it's benchmark index, the S&P 500/Barra Value Index, due partly to its greater exposure to healthcare stocks, as the large-cap pharmaceutical group suffered from some industry-specific issues, such as declining product pipelines and the uncertainty of cheaper drug imports from Canada. The fund also suffered from the sub-par performance of some of its investments in consumer discretionary stocks, as some media companies failed to experience an expected increase in advertising revenues/iii/.

Strategic Equity Portfolio (formerly known as Alliance Growth Portfolio)

Special Shareholder Notice

Please note that the fund's sub-adviser changed from Alliance Capital Management L.P. to Fidelity Management & Research Company, effective September 15, 2003. In accordance with this change, the fund's name is now Strategic Equity Portfolio. The fund seeks capital appreciation. The fund normally invests at least 80% of its assets in equity securities. The sub-adviser normally invests the fund's assets primarily in common stocks. The fund may invest in securities of foreign issuers, in addition to securities of domestic issuers.

In the future, the fund's performance will be compared to the S&P 500 Index, instead of the Russell 1000 Index, due to a change in the fund's investment objective and principal investment strategies resulting from the sub-adviser change.

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 633 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the six months ended April 30, 2004, shares of the Strategic Equity Portfolio returned 6.20%. In comparison, the fund's unmanaged benchmark, the S&P 500 Index/ii/, returned 6.27%. The fund outperformed its previous benchmark index, the Russell 1000 Index,/iv/ which returned 6.11% for the same period. The fund outperformed its Lipper multi-cap core variable funds category average, which returned 4.77% for the same period./3/

The fund slightly lagged the S&P 500 Index because of both weak stock selection as well as negative industry selection, particularly in the consumer discretionary sector./v/ An overweighting in the poorly performing media industry was a drag on performance amid concerns about a slow recovery in advertising spending, as well as increased scrutiny of indecency over the airwaves. Stockpicking and an overweighting in healthcare also hampered performance. Branded pharmaceutical companies suffered from concerns about weak product pipelines, generic competition and foreign prescription drug imports. Security selection within telecommunication services also hurt performance during the period. While many wireless-related stocks in the sector made considerable gains during the period due to merger activity, top-ten portfolio holding SBC Communications declined after its Cingular subsidiary announced its plans to acquire competitor AT&T Wireless.

On the bright side, the fund had positive security selection in the materials and financials sectors. The fund was able to avoid the overall decline within the materials sector, as that sector retreated during the first quarter of 2004 due to sluggish job creation and the rising cost of energy. In financials, top-ten portfolio holding Sallie Mae posted strong gains after announcing higher-than-expected fourth-quarter earnings./vi/

Van Kampen Enterprise Portfolio

Special Shareholder Notice

As of September 30, 2003, Stephen Boyd, Thomas Cooper and Mary Jayne Maly of Van Kampen Asset Management Inc. are responsible for the day-to-day management of the fund.

Effective December 16, 2003, Van Kampen Enterprise Portfolio's benchmark changed from the S&P 500 Index to the Russell 1000 Growth Index.

For the six months ended April 30, 2004, shares of the Van Kampen Enterprise Portfolio returned 0.14%. In comparison the fund's unmanaged benchmark, the

/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,154 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Russell 1000 Growth Index/vii/ returned 4.14% and the fund's previous benchmark, the S&P 500 Index,/ii/ returned 6.27%. The fund's Lipper multi-cap core variable funds category average returned 4.77% for the same period./4/

Both stock selection and sector allocations hampered the fund's performance versus the Russell 1000 Growth Index during the period. Stock selection in the information technology sector had the most significant negative impact on performance relative to the benchmark. Additional negative factors included underweight positions and stock selection in the healthcare and consumer staples sectors, as well as stock selection among financial and industrial companies. An underweight in telecommunications services also detracted from relative return./viii/

The fund benefited from stock selection among consumer discretionary companies. An overweight allocation in the strong energy sector compared with the Russell 1000 Growth Index also added to relative return, as did an underweight in technology stocks, which were poor performers in the growth stock universe.

Late in the semi-annual period, we trimmed the fund's healthcare position due to potentially unfavorable legislation for pharmaceutical companies and because we sought to reduce the fund's more defensive holdings overall. We also pared the fund's industrial holdings because we preferred to seek earnings growth through a more diversified stake in sectors, such as consumer discretionary and information technology. We continue to focus on companies with an earnings-growth outlook that is, in our view, at least commensurate with their valuations.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

/4/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,154 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 19, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 9 through 25 for a list and percentage breakdown of the funds' holdings.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
RISKS:
Van Kampen Enterprise Portfolio: The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The fund may invest in small capitalization companies. Small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The fund may invest in medium capitalization companies. Medium capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.
Strategic Equity Portfolio: The fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially, large impact on fund performance.
Smith Barney Large Cap Value Portfolio: Keep in mind, common stocks are subject to market fluctuations. Foreign stocks are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.
/i/The S&P 500/Barra Value is a market-capitalization weighted index of stocks in the S&P 500 having lower price-to-book ratios relative to the S&P 500 as a whole. (A price-to-book ratio is the price of a stock compared to the difference between a company's assets and liabilities).
/ii/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/iii/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Financials (24.7%); Consumer Discretionary (12.8%); Information Technology (10.9%); Energy (10.1%); Healthcare (9.6%). The fund's portfolio composition is subject to change at any time.

            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

/iv/The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
/v/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were:
   Consumer Discretionary (19.4%); Healthcare (17.2%); Industrials (16.3%); Telecommunication Services (14.1%); Consumer Staples (8.4%). The fund's portfolio composition is subject to change at any time.
/vi/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
    Verizon Communications (5.8%), SBC Communications Inc. (5.1%), SLM Corp. (4.0%), Viacom Inc., Class B Shares (3.5%), The Procter & Gamble Co. (3.5%), Northrop Grumman Corp. (3.4%), Microsoft Corp. (3.4%), Lockheed Martin Corp. (3.0%), ITT Industries, Inc. (2.8%), Roche Holding AG (2.8%).
/vii/The Russell 1000 Growth Index measures the performance of those Russell
     1000 companies with higher price-to-book ratios and higher forecasted growth values.
/viii/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Information Technology (23.0%); Consumer Discretionary (22.0%); Healthcare (20.2%); Industrials (10.0%) and Financials (8.2%). The fund's portfolio composition is subject to change at any time.

            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES                    SECURITY                      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.5%
CONSUMER DISCRETIONARY -- 12.7%
Hotels, Restaurants and Leisure -- 1.7%
228,600 McDonald's Corp.                             $  6,224,778
-----------------------------------------------------------------
Household Durables -- 1.0%
157,700 Newell Rubbermaid Inc.                          3,728,028
-----------------------------------------------------------------
Media -- 6.4%
        Comcast Corp.:
 91,800   Class A Shares*                               2,763,180
 99,700   Special Class A Shares*                       2,890,303
487,600 Liberty Media Corp., Series A Shares*           5,334,344
165,900 The News Corp. Ltd., Sponsored Preferred ADR    5,599,125
298,000 Time Warner Inc.*                               5,012,360
 65,900 Viacom Inc., Class B Shares                     2,547,035
-----------------------------------------------------------------
                                                       24,146,347
-----------------------------------------------------------------
Multi-Line Retail -- 2.6%
 66,900 Costco Wholesale Corp.*                         2,505,405
 41,400 Federated Department Stores, Inc.               2,028,600
121,500 Target Corp.                                    5,269,455
-----------------------------------------------------------------
                                                        9,803,460
-----------------------------------------------------------------
Specialty Retail -- 1.0%
107,900 The Home Depot, Inc.                            3,797,001
-----------------------------------------------------------------
        TOTAL CONSUMER DISCRETIONARY                   47,699,614
-----------------------------------------------------------------
CONSUMER STAPLES -- 8.7%
Food and Drug Retailing -- 3.2%
357,600 The Kroger Co.*                                 6,258,000
242,700 Safeway Inc.*                                   5,569,965
-----------------------------------------------------------------
                                                       11,827,965
-----------------------------------------------------------------
Food Products -- 1.3%
147,000 Kraft Foods Inc.                                4,837,770
-----------------------------------------------------------------
Household Products -- 1.7%
 99,300 Kimberly-Clark Corp.                            6,499,185
-----------------------------------------------------------------
Tobacco -- 2.5%
170,900 Altria Group, Inc.                              9,464,442
-----------------------------------------------------------------
        TOTAL CONSUMER STAPLES                         32,629,362
-----------------------------------------------------------------
ENERGY -- 9.9%
Energy Equipment and Services -- 3.0%
169,000 ENSCO International Inc.                        4,625,530
 97,900 GlobalSantaFe Corp.                             2,581,623
 89,500 Nabors Industries Ltd.*                         3,970,220
-----------------------------------------------------------------
                                                       11,177,373
-----------------------------------------------------------------


                      See Notes to Financial Statements.

            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES                     SECURITY                       VALUE
-------------------------------------------------------------------
Oil and Gas -- 6.9%
127,300 BP PLC, Sponsored ADR                          $  6,734,170
 78,300 ChevronTexaco Corp.                               7,164,450
 99,700 Royal Dutch Petroleum Co., New York Shares        4,851,402
 80,900 Total SA, Sponsored ADR                           7,452,508
-------------------------------------------------------------------
                                                         26,202,530
-------------------------------------------------------------------
        TOTAL ENERGY                                     37,379,903
-------------------------------------------------------------------
FINANCIALS -- 24.4%
Banks -- 8.0%
124,020 Bank of America Corp.                             9,982,370
154,000 The Bank of New York Co., Inc.                    4,487,560
171,200 U.S. Bancorp                                      4,389,568
 87,300 Wachovia Corp.                                    3,993,975
 85,300 Washington Mutual, Inc.                           3,359,967
 68,600 Wells Fargo & Co.                                 3,873,156
-------------------------------------------------------------------
                                                         30,086,596
-------------------------------------------------------------------
Diversified Financials -- 8.6%
 95,600 American Express Co.                              4,679,620
 40,700 Capital One Financial Corp.                       2,667,071
 44,600 The Goldman Sachs Group, Inc.                     4,315,050
110,700 J.P. Morgan Chase & Co.                           4,162,320
179,200 MBNA Corp.                                        4,368,896
 92,800 Merrill Lynch & Co., Inc.                         5,032,544
 76,000 Morgan Stanley                                    3,905,640
144,100 Waddell & Reed Financial, Inc., Class A Shares    3,203,343
-------------------------------------------------------------------
                                                         32,334,484
-------------------------------------------------------------------
Insurance -- 5.9%
104,800 American International Group, Inc.                7,508,920
 51,000 The Hartford Financial Services Group, Inc.       3,115,080
 91,400 Loews Corp.                                       5,302,114
 86,200 The St. Paul Travelers Cos., Inc.                 3,505,754
 37,800 XL Capital Ltd., Class A Shares                   2,886,030
-------------------------------------------------------------------
                                                         22,317,898
-------------------------------------------------------------------
Real Estate -- 1.9%
159,400 Equity Office Properties Trust                    4,012,098
111,100 Equity Residential                                3,050,806
-------------------------------------------------------------------
                                                          7,062,904
-------------------------------------------------------------------
        TOTAL FINANCIALS                                 91,801,882
-------------------------------------------------------------------
HEALTHCARE -- 9.5%
Healthcare Providers and Services -- 1.3%
121,400 HCA Inc.                                          4,932,482
-------------------------------------------------------------------


                      See Notes to Financial Statements.

            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

 SHARES                    SECURITY                     VALUE
-----------------------------------------------------------------
Pharmaceuticals -- 8.2%
  116,200 GlaxoSmithKline PLC, ADR                   $  4,880,400
   67,300 Johnson & Johnson                             3,636,219
  108,600 Merck & Co., Inc.                             5,104,200
  283,300 Pfizer Inc.                                  10,130,808
  220,600 Schering-Plough Corp.                         3,690,638
   87,400 Wyeth                                         3,327,318
-----------------------------------------------------------------
                                                       30,769,583
-----------------------------------------------------------------
          TOTAL HEALTHCARE                             35,702,065
-----------------------------------------------------------------
INDUSTRIALS -- 7.0%
Aerospace and Defense -- 3.5%
  108,000 The Boeing Co.                                4,610,520
  103,900 Lockheed Martin Corp.                         4,956,030
   42,100 United Technologies Corp.                     3,631,546
-----------------------------------------------------------------
                                                       13,198,096
-----------------------------------------------------------------
Commercial Services and Supplies -- 1.9%
   64,300 Avery Dennison Corp.                          4,129,989
  108,400 Waste Management, Inc.                        3,078,560
-----------------------------------------------------------------
                                                        7,208,549
-----------------------------------------------------------------
Industrial Conglomerates -- 1.6%
  176,600 Honeywell International Inc.                  6,106,828
-----------------------------------------------------------------
          TOTAL INDUSTRIALS                            26,513,473
-----------------------------------------------------------------
INFORMATION TECHNOLOGY -- 10.8%
Communications Equipment -- 3.6%
  211,100 3Com Corp.*                                   1,300,376
  134,000 Comverse Technology, Inc.*                    2,192,240
  548,100 Lucent Technologies Inc.*                     1,847,097
  262,600 Nokia Oyj, Sponsored ADR                      3,679,026
1,187,700 Nortel Networks Corp.*                        4,441,998
-----------------------------------------------------------------
                                                       13,460,737
-----------------------------------------------------------------
Computers and Peripherals -- 3.4%
  315,500 Hewlett-Packard Co.                           6,215,350
   35,400 International Business Machines Corp.         3,121,218
  918,700 Sun Microsystems, Inc.*                       3,582,930
-----------------------------------------------------------------
                                                       12,919,498
-----------------------------------------------------------------
Electronic Equipment and Instruments -- 1.6%
  168,600 Celestica Inc., Subordinate Voting Shares*    2,963,988
  576,400 Solectron Corp.*                              2,824,360
-----------------------------------------------------------------
                                                        5,788,348
-----------------------------------------------------------------

                      See Notes to Financial Statements.

            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

SHARES                  SECURITY                  VALUE
-----------------------------------------------------------
Software -- 2.2%
252,500     Microsoft Corp.                    $  6,557,425
180,600     Novell, Inc.*                         1,740,984
----------------------------------------------------------
                                                  8,298,409
----------------------------------------------------------
            TOTAL INFORMATION TECHNOLOGY         40,466,992
----------------------------------------------------------
MATERIALS -- 3.4%
Chemicals -- 0.6%
 55,600     The Dow Chemical Co.                  2,206,764
----------------------------------------------------------
Metals and Mining -- 1.5%
179,200     Alcoa Inc.                            5,510,400
----------------------------------------------------------
Paper and Forest Products -- 1.3%
122,400     International Paper Co.               4,935,168
----------------------------------------------------------
            TOTAL MATERIALS                      12,652,332
----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.6%
Diversified Telecommunication Services -- 4.0%
172,500     AT&T Corp.                            2,958,375
225,500     SBC Communications Inc.               5,614,950
176,300     Verizon Communications Inc.           6,653,562
----------------------------------------------------------
                                                 15,226,887
----------------------------------------------------------
Wireless Telecommunication Services -- 1.6%
424,500     AT&T Wireless Services, Inc.*         5,862,345
----------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES     21,089,232
----------------------------------------------------------
UTILITIES -- 5.5%
Electric Utilities -- 3.5%
 62,400     Ameren Corp.                          2,728,128
122,200     FirstEnergy Corp.                     4,778,020
 68,100     PG&E Corp.*                           1,874,112
 83,000     Progress Energy, Inc.                 3,549,910
----------------------------------------------------------
                                                 12,930,170
----------------------------------------------------------
Gas Utilities -- 0.8%
440,900     El Paso Corp.                         3,090,709
----------------------------------------------------------
Multi -- Utilities -- 1.2%
228,200     NiSource Inc.                         4,600,512
----------------------------------------------------------
            TOTAL UTILITIES                      20,621,391
----------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $339,707,096)              366,556,246
----------------------------------------------------------

                      See Notes to Financial Statements.

            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                    SMITH BARNEY LARGE CAP VALUE PORTFOLIO

   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.5%
$9,349,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $9,349,717; (Fully collateralized by U.S. Treasury
            Inflationary Index Notes, 3.000% due 7/15/12; Market value --
             $9,536,039) (Cost -- $9,349,000)                               $  9,349,000
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $349,056,096**)                                         $375,905,246
----------------------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

SHARES                        SECURITY                           VALUE
--------------------------------------------------------------------------
COMMON STOCK -- 94.7%
CONSUMER DISCRETIONARY -- 19.6%
Auto Components -- 0.0%
    260 Gentex Corp. (a)                                      $     10,226
  5,000 Johnson Controls, Inc.                                     274,300
--------------------------------------------------------------------------
                                                                   284,526
--------------------------------------------------------------------------
Distributors -- 0.0%
  9,200 CarMax, Inc. (a)*                                          238,464
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 0.7%
 17,200 International Game Technology                              649,128
 40,800 McDonald's Corp.                                         1,110,984
 56,350 Shuffle Master, Inc. (a)*                                1,845,463
--------------------------------------------------------------------------
                                                                 3,605,575
--------------------------------------------------------------------------
Household Durables -- 0.0%
  1,150 Garmin Ltd. (a)                                             36,984
--------------------------------------------------------------------------
Media -- 17.2%
777,800 British Sky Broadcasting Group PLC                       9,190,624
107,689 Cumulus Media Inc., Class A Shares (a)*                  2,263,623
376,381 The DIRECTV Group, Inc.*                                 6,737,220
355,600 Fox Entertainment Group, Inc., Class A Shares*           9,903,460
133,700 Lamar Advertising Co., Class A Shares (a)*               5,489,722
753,000 Liberty Media Corp., Series A Shares*                    8,237,820
        The News Corp. Ltd.:
249,400   Sponsored ADR (a)                                      9,118,064
 75,961   Sponsored Preferred ADR                                2,563,684
121,506 Pixar, Inc. (a)*                                         8,298,860
  8,500 Playboy Enterprises, Inc., Class B Shares (a)*             110,925
 15,864 Radio One, Inc., Class D Shares (a)*                       300,781
103,185 Sogecable, S.A. (a)*                                     4,414,263
274,100 Time Warner Inc.*                                        4,610,362
488,923 Viacom Inc., Class B Shares                             18,896,874
 82,400 The Walt Disney Co.                                      1,897,672
    400 XM Satellite Radio Holdings Inc., Class A Shares (a)*        9,584
--------------------------------------------------------------------------
                                                                92,043,538
--------------------------------------------------------------------------
Multi-Line Retail -- 0.7%
 61,700 Wal-Mart Stores, Inc.                                    3,516,900
--------------------------------------------------------------------------
Specialty Retail -- 1.0%
217,300 Dixons Group PLC                                           598,541
 90,800 The Home Depot, Inc.                                     3,195,252
 54,095 Monro Muffler Brake, Inc.*                               1,285,838
  1,700 Staples, Inc.                                               43,792
--------------------------------------------------------------------------
                                                                 5,123,423
--------------------------------------------------------------------------


                      See Notes to Financial Statements.

            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

SHARES                   SECURITY                      VALUE
----------------------------------------------------------------
Textiles and Apparel -- 0.0%
  1,200 NIKE, Inc., Class B Shares                  $     86,340
----------------------------------------------------------------
        TOTAL CONSUMER DISCRETIONARY                 104,935,750
----------------------------------------------------------------
CONSUMER STAPLES -- 8.5%
Beverages -- 1.3%
126,800 PepsiCo, Inc.                                  6,909,332
----------------------------------------------------------------
Food Products -- 3.6%
 17,700 Bunge Ltd. (a)                                   655,785
 90,310 Hormel Foods Corp.                             2,753,552
 71,200 Kellogg Co.                                    3,054,480
235,400 Kraft Foods Inc., Class A Shares               7,747,014
108,700 McCormick & Co., Inc., Non-Voting Shares       3,713,192
 32,200 Smithfield Foods, Inc. (a)*                      856,520
 55,900 SunOpta Inc. (a)*                                524,901
----------------------------------------------------------------
                                                      19,305,444
----------------------------------------------------------------
Household Products -- 3.5%
178,100 The Procter & Gamble Co.                      18,834,075
----------------------------------------------------------------
Personal Products -- 0.1%
  3,800 Avon Products, Inc.                              319,200
----------------------------------------------------------------
        TOTAL CONSUMER STAPLES                        45,368,051
----------------------------------------------------------------
ENERGY -- 1.6%
Energy Equipment and Services -- 1.2%
122,931 Pride International, Inc.*                     2,073,846
 71,000 Rowan Cos., Inc.*                              1,583,300
 43,000 Schlumberger Ltd.                              2,516,790
----------------------------------------------------------------
                                                       6,173,936
----------------------------------------------------------------
Oil and Gas -- 0.4%
  8,600 AO Siberian Oil Co., Sponsored ADR               263,590
  9,520 Apache Corp.                                     398,602
 35,300 Exxon Mobil Corp.                              1,502,015
----------------------------------------------------------------
                                                       2,164,207
----------------------------------------------------------------
        TOTAL ENERGY                                   8,338,143
----------------------------------------------------------------
FINANCIALS -- 7.9%
Banks -- 1.4%
    100 Bank of America Corp.                              8,049
 96,200 Boston Private Financial Holdings, Inc. (a)    2,241,460
130,551 Sovereign Bancorp, Inc. (a)                    2,608,409
 53,000 Wintrust Financial Corp. (a)                   2,516,970
----------------------------------------------------------------
                                                       7,374,888
----------------------------------------------------------------

                      See Notes to Financial Statements.

            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

SHARES              SECURITY                 VALUE
------------------------------------------------------
Diversified Financials -- 4.3%
  1,300 American Express Co.              $     63,635
 21,500 Capital One Financial Corp.          1,408,895
    100 The Goldman Sachs Group, Inc.            9,675
    200 Morgan Stanley                          10,278
563,950 SLM Corp.                           21,604,925
------------------------------------------------------
                                            23,097,408
------------------------------------------------------
Insurance -- 2.2%
        Berkshire Hathaway Inc.:
     62   Class A Shares*                    5,790,180
  1,857   Class B Shares*                    5,791,983
 26,040 Scottish Re Group Ltd. (a)             569,755
------------------------------------------------------
                                            12,151,918
------------------------------------------------------
        TOTAL FINANCIALS                    42,624,214
------------------------------------------------------
HEALTHCARE -- 17.3%
Biotechnology -- 3.6%
 19,600 Biogen Idec Inc.*                    1,156,400
112,003 Dendreon Corp. (a)*                  1,456,039
 86,400 Genentech, Inc.*                    10,609,920
 40,800 Gilead Sciences, Inc.*               2,481,864
158,400 Millennium Pharmaceuticals, Inc.*    2,374,416
 13,700 OSI Pharmaceuticals, Inc. (a)*       1,010,923
------------------------------------------------------
                                            19,089,562
------------------------------------------------------
Healthcare Equipment and Supplies -- 1.5%
205,300 Biomet, Inc.                         8,109,350
  2,200 Medtronic, Inc.                        111,012
------------------------------------------------------
                                             8,220,362
------------------------------------------------------
Healthcare Providers and Services -- 4.3%
318,500 Caremark Rx, Inc.*                  10,781,225
 27,700 Covance Inc. (a)*                      934,598
 31,600 Lincare Holdings Inc.*               1,097,468
168,400 UnitedHealth Group Inc.             10,353,232
------------------------------------------------------
                                            23,166,523
------------------------------------------------------
Pharmaceuticals -- 7.9%
144,450 Barr Pharmaceuticals, Inc.*          5,983,119
 94,300 Johnson & Johnson                    5,095,029
 95,500 Merck & Co., Inc.                    4,488,500
 34,300 Novartis AG, Sponsored ADR           1,536,640

                      See Notes to Financial Statements.

            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

SHARES                   SECURITY                      VALUE
----------------------------------------------------------------
Pharmaceuticals -- 7.9% (continued)
286,200 Pfizer Inc.                                 $ 10,234,512
144,676 Roche Holding AG (a)                          15,156,905
----------------------------------------------------------------
                                                      42,494,705
----------------------------------------------------------------
        TOTAL HEALTHCARE                              92,971,152
----------------------------------------------------------------
INDUSTRIALS -- 16.4%
Aerospace and Defense -- 8.7%
 78,100 General Dynamics Corp.                         7,311,722
336,600 Lockheed Martin Corp.                         16,055,820
187,200 Northrop Grumman Corp.                        18,579,600
 34,700 Raytheon Co.                                   1,119,422
103,700 United Defense Industries, Inc.*               3,593,205
----------------------------------------------------------------
                                                      46,659,769
----------------------------------------------------------------
Air Freight and Couriers -- 0.0%
  4,400 United Parcel Service, Inc., Class B Shares      308,660
----------------------------------------------------------------
Airlines -- 0.3%
123,100 AirTran Holdings, Inc. (a)*                    1,503,051
----------------------------------------------------------------
Commercial Services and Supplies -- 0.0%
    900 NDCHealth Corp.                                   20,583
----------------------------------------------------------------
Electrical Equipment -- 0.0%
    100 Nitto Denko Corp.                                  5,554
----------------------------------------------------------------
Industrial Conglomerates -- 4.1%
  3,300 3M Co.                                           285,384
184,900 General Electric Co.                           5,537,755
317,300 Honeywell International Inc.                  10,972,234
183,100 Tyco International Ltd.                        5,026,095
----------------------------------------------------------------
                                                      21,821,468
----------------------------------------------------------------
Machinery -- 3.3%
 38,700 Cummins Inc.                                   2,314,647
192,000 ITT Industries, Inc.                          15,223,680
----------------------------------------------------------------
                                                      17,538,327
----------------------------------------------------------------
Road and Rail -- 0.0%
    100 Union Pacific Corp.                                5,893
----------------------------------------------------------------
        TOTAL INDUSTRIALS                             87,863,305
----------------------------------------------------------------
INFORMATION TECHNOLOGY -- 6.2%
Communications Equipment -- 1.1%
    900 Alcatel SA, Sponsored ADR (a)                     13,194
372,400 CIENA Corp.*                                   1,541,736
 43,000 Cisco Systems, Inc.*                             897,410

                      See Notes to Financial Statements.

            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

SHARES                               SECURITY                                  VALUE
---------------------------------------------------------------------------------------
Communications Equipment -- 1.1% (continued)
 67,900 Harris Corp.                                                        $ 3,058,895
  7,300 Scientific-Atlanta, Inc.                                                236,447
---------------------------------------------------------------------------------------
                                                                              5,747,682
---------------------------------------------------------------------------------------
Computers and Peripherals -- 0.1%
    110 Dell Inc.*                                                                3,818
 47,000 EMC Corp.*                                                              524,520
---------------------------------------------------------------------------------------
                                                                                528,338
---------------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 1.1%
133,900 Diebold, Inc.                                                         6,171,451
---------------------------------------------------------------------------------------
Internet Software and Services -- 0.1%
  9,400 Yahoo! Inc.*                                                            474,324
---------------------------------------------------------------------------------------
IT Consulting and Services -- 0.0%
  1,600 Computer Sciences Corp.*                                                 65,456
---------------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 0.2%
      7 Conexant Systems, Inc.*                                                      30
  4,300 PMC-Sierra, Inc.*                                                        52,245
    100 Semiconductor Manufacturing International Corp., Sponsored ADR (a)*       1,169
 34,500 Xilinx, Inc.                                                          1,160,235
---------------------------------------------------------------------------------------
                                                                              1,213,679
---------------------------------------------------------------------------------------
Software -- 3.6%
 33,200 BEA Systems, Inc. (a)*                                                  378,812
712,500 Microsoft Corp.                                                      18,503,625
 17,800 NDS Group PLC, Sponsored ADR*                                           456,926
---------------------------------------------------------------------------------------
                                                                             19,339,363
---------------------------------------------------------------------------------------
        TOTAL INFORMATION TECHNOLOGY                                         33,540,293
---------------------------------------------------------------------------------------
MATERIALS -- 2.1%
Chemicals -- 0.2%
 25,000 The Dow Chemical Co.                                                    992,250
---------------------------------------------------------------------------------------
Containers and Packaging -- 0.2%
 51,947 Smurfit-Stone Container Corp.*                                          892,969
---------------------------------------------------------------------------------------
Metals and Mining -- 1.7%
105,000 Apex Silver Mines Ltd.*                                               1,717,800
112,800 Goldcorp Inc.                                                         1,252,474
135,400 Newmont Mining Corp.                                                  5,063,960
  2,000 Nucor Corp. (a)                                                         118,800
 20,900 Peabody Energy Corp. (a)                                                980,001
---------------------------------------------------------------------------------------
                                                                              9,133,035
---------------------------------------------------------------------------------------
        TOTAL MATERIALS                                                      11,018,254
---------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED) (UNAUDITED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

   SHARES                          SECURITY                           VALUE
 ------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES -- 14.2%
 Diversified Telecommunication Services -- 14.2%
    508,500 BellSouth Corp.                                        $ 13,124,385
    315,800 Citizens Communications Co. (a)*                          4,118,032
  1,111,600 SBC Communications Inc.                                  27,678,840
    831,500 Verizon Communications Inc.                              31,380,810
 ------------------------------------------------------------------------------
                                                                     76,302,067
 ------------------------------------------------------------------------------
 Wireless Telecommunication Services -- 0.0%
        400 Vodafone Group PLC, Sponsored ADR                             9,816
 ------------------------------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES                         76,311,883
 ------------------------------------------------------------------------------
 UTILITIES -- 0.9%
 Electric Utilities -- 0.9%
     48,800 Entergy Corp.                                             2,664,480
     50,800 Public Service Enterprise Group Inc.                      2,179,320
 ------------------------------------------------------------------------------
                                                                      4,843,800
 ------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $497,875,869)                                  507,814,845
 ------------------------------------------------------------------------------
 PREFERRED STOCK -- 0.2%
 ENERGY -- 0.2%
 Oil and Gas -- 0.2%
     12,900 Chesapeake Energy Corp., 6.000% Cumulative Convertible
            (Cost -- $770,517)                                          977,175
 ------------------------------------------------------------------------------
    FACE
   AMOUNT                          SECURITY                           VALUE
 ------------------------------------------------------------------------------
 CONVERTIBLE BONDS -- 0.4%
 INFORMATION TECHNOLOGY -- 0.4%
 Communications Equipment -- 0.4%
 $2,550,000 CIENA Corp., Notes, 3.750% due 2/1/08
            (Cost -- $2,291,609)                                      2,368,312
 ------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED) (UNAUDITED)                 APRIL 30, 2004

                          STRATEGIC EQUITY PORTFOLIO

   FACE
  AMOUNT                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
$25,295,000 State Street Bank and Trust Co. dated 4/30/04, 0.870% due 5/3/04;
             Proceeds at maturity -- $25,296,834; (Fully collateralized by
             U.S. Treasury Bonds, 8.000% due 11/15/21; Market
             value -- $25,804,010) (Cost -- $25,295,000)                      $ 25,295,000
------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $526,232,995**)                                          $536,455,332
------------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 50,617,009 State Street Navigator Securities Lending Trust Prime Portfolio
            (Cost -- $50,617,009)                                             $ 50,617,009
------------------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 6).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                        VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES                    SECURITY                       VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.2%
CONSUMER DISCRETIONARY -- 22.0%
Hotels, Restaurants and Leisure -- 10.6%
20,900 Brinker International, Inc.*                   $   803,814
43,700 Carnival Corp.                                   1,864,679
22,400 Harrah's Entertainment, Inc.                     1,191,232
20,000 International Game Technology                      754,800
32,300 Marriott International, Inc., Class A Shares     1,523,268
11,600 Outback Steakhouse, Inc.                           509,588
34,000 Royal Caribbean Cruises Ltd. (a)                 1,378,020
26,500 Starwood Hotels & Resorts Worldwide, Inc.        1,054,435
-----------------------------------------------------------------
                                                        9,079,836
-----------------------------------------------------------------
Media -- 3.7%
27,000 EchoStar Communications Corp., Class A Shares*     896,130
       The News Corp. Ltd.:
13,800   Sponsored ADR (a)                                504,528
37,200   Sponsored Preferred ADR                        1,255,500
24,500 The Walt Disney Co.                                564,235
-----------------------------------------------------------------
                                                        3,220,393
-----------------------------------------------------------------
Multi-Line Retail -- 3.4%
34,700 Target Corp.                                     1,504,939
24,900 Wal-Mart Stores, Inc.                            1,419,300
-----------------------------------------------------------------
                                                        2,924,239
-----------------------------------------------------------------
Specialty Retail -- 3.2%
23,400 Bed Bath & Beyond Inc.*                            868,608
26,800 The Home Depot, Inc.                               943,092
35,700 Staples, Inc.                                      919,632
-----------------------------------------------------------------
                                                        2,731,332
-----------------------------------------------------------------
Textiles and Apparel -- 1.1%
23,000 Coach, Inc.*                                       979,800
-----------------------------------------------------------------
       TOTAL CONSUMER DISCRETIONARY                    18,935,600
-----------------------------------------------------------------
CONSUMER STAPLES -- 7.6%
Beverages -- 2.7%
 9,800 Brown-Forman Corp., Class B Shares                 459,228
33,900 PepsiCo, Inc.                                    1,847,211
-----------------------------------------------------------------
                                                        2,306,439
-----------------------------------------------------------------
Food and Drug Retailing -- 0.6%
12,700 CVS Corp.                                          490,601
-----------------------------------------------------------------

                      See Notes to Financial Statements.

            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                        VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES              SECURITY                 VALUE
-----------------------------------------------------
Household Products -- 3.3%
18,500 The Clorox Co.                     $   957,930
15,000 Colgate-Palmolive Co.                  868,200
 9,600 The Procter & Gamble Co.             1,015,200
-----------------------------------------------------
                                            2,841,330
-----------------------------------------------------
Personal Products -- 1.0%
21,900 The Gillette Co.                       896,148
-----------------------------------------------------
       TOTAL CONSUMER STAPLES               6,534,518
-----------------------------------------------------
ENERGY -- 4.4%
Energy Equipment and Services -- 2.2%
26,800 Halliburton Co.                        798,640
18,600 Schlumberger Ltd.                    1,088,658
-----------------------------------------------------
                                            1,887,298
-----------------------------------------------------
Oil and Gas -- 2.2%
27,200 BP PLC, Sponsored ADR                1,438,880
 5,100 Total SA, Sponsored ADR (a)            469,812
-----------------------------------------------------
                                            1,908,692
-----------------------------------------------------
       TOTAL ENERGY                         3,795,990
-----------------------------------------------------
FINANCIALS -- 8.2%
Banks -- 1.5%
22,700 Wells Fargo & Co.                    1,281,642
-----------------------------------------------------
Diversified Financials -- 5.0%
26,400 American Express Co.                 1,292,280
 9,500 Fannie Mae                             652,840
26,450 J.P. Morgan Chase & Co.                994,520
26,200 Merrill Lynch & Co., Inc.            1,420,826
-----------------------------------------------------
                                            4,360,466
-----------------------------------------------------
Insurance -- 1.7%
20,425 American International Group, Inc.   1,463,451
-----------------------------------------------------
       TOTAL FINANCIALS                     7,105,559
-----------------------------------------------------
HEALTHCARE -- 20.2%
Biotechnology -- 3.0%
15,700 Amgen Inc.*                            883,439
21,100 Biogen Idec Inc.*                    1,244,900
 7,100 ImClone Systems Inc. (a)*              474,848
-----------------------------------------------------
                                            2,603,187
-----------------------------------------------------

                      See Notes to Financial Statements.

            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                        VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES                       SECURITY                         VALUE
----------------------------------------------------------------------
Healthcare Equipment and Supplies -- 2.2%
  7,400 Guidant Corp.                                      $   466,274
  6,800 St. Jude Medical, Inc.*                                518,568
 11,400 Zimmer Holdings, Inc.*                                 910,290
----------------------------------------------------------------------
                                                             1,895,132
----------------------------------------------------------------------
Healthcare Providers and Services -- 4.9%
 16,300 Anthem, Inc. (a)*                                    1,443,854
 42,700 Caremark Rx, Inc.*                                   1,445,395
 20,800 UnitedHealth Group Inc.                              1,278,784
----------------------------------------------------------------------
                                                             4,168,033
----------------------------------------------------------------------
Pharmaceuticals -- 10.1%
  9,700 Allergan, Inc.                                         854,085
  2,450 Barr Pharmaceuticals, Inc.*                            101,479
 13,200 Eli Lilly and Co.                                      974,292
  8,800 Johnson & Johnson                                      475,464
 25,400 King Pharmaceuticals, Inc.*                            438,150
103,650 Pfizer Inc.                                          3,706,524
 22,300 Teva Pharmaceutical Industries Ltd., Sponsored ADR   1,372,788
 22,600 Watson Pharmaceuticals, Inc.*                          804,786
----------------------------------------------------------------------
                                                             8,727,568
----------------------------------------------------------------------
        TOTAL HEALTHCARE                                    17,393,920
----------------------------------------------------------------------
INDUSTRIALS -- 10.0%
Industrial Conglomerates -- 6.3%
119,000 General Electric Co.                                 3,564,050
 67,000 Tyco International Ltd.                              1,839,150
----------------------------------------------------------------------
                                                             5,403,200
----------------------------------------------------------------------
Machinery -- 3.7%
  8,000 Danaher Corp.                                          740,160
 19,400 Deere & Co.                                          1,319,976
  7,900 Ingersoll-Rand Co., Class A Shares                     509,945
 26,600 Pall Corp.                                             632,548
----------------------------------------------------------------------
                                                             3,202,629
----------------------------------------------------------------------
        TOTAL INDUSTRIALS                                    8,605,829
----------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 23.0%
Communications Equipment -- 3.6%
120,700 Cisco Systems, Inc.*                                 2,519,009
 37,400 Comverse Technology, Inc.*                             611,864
----------------------------------------------------------------------
                                                             3,130,873
----------------------------------------------------------------------

                      See Notes to Financial Statements.

            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                        VAN KAMPEN ENTERPRISE PORTFOLIO

SHARES                       SECURITY                         VALUE
----------------------------------------------------------------------
Computers and Peripherals -- 4.8%
 46,000 Dell Inc.*                                         $ 1,596,660
 86,200 EMC Corp.*                                             961,992
 17,300 Lexmark International, Inc., Class A Shares*         1,564,958
----------------------------------------------------------------------
                                                             4,123,610
----------------------------------------------------------------------
Internet Software and Services -- 1.5%
 25,300 Yahoo! Inc.*                                         1,276,638
----------------------------------------------------------------------
IT Consulting and Services -- 1.1%
 36,500 SunGard Data Systems Inc.*                             951,555
----------------------------------------------------------------------
Semiconductor Equipment and Products -- 4.2%
 23,700 Analog Devices, Inc.                                 1,009,620
 84,000 Intel Corp.                                          2,161,320
 16,200 Texas Instruments Inc.                                 406,620
----------------------------------------------------------------------
                                                             3,577,560
----------------------------------------------------------------------
Software -- 7.8%
 23,800 Adobe Systems Inc.                                     983,892
 28,400 Amdocs Ltd.*                                           754,020
107,700 Microsoft Corp.                                      2,796,969
 82,800 Oracle Corp.*                                          929,016
 34,200 SAP AG, Sponsored ADR                                1,274,976
----------------------------------------------------------------------
                                                             6,738,873
----------------------------------------------------------------------
        TOTAL INFORMATION TECHNOLOGY                        19,799,109
----------------------------------------------------------------------
MATERIALS -- 0.9%
Chemicals -- 0.9%
 21,000 Rohm and Haas Co.                                      814,380
----------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
Diversified Telecommunication Services -- 0.9%
 28,900 Telefonaktiebolaget LM Ericsson, Sponsored ADR (a)     770,763
----------------------------------------------------------------------
        TOTAL COMMON STOCK
        (Cost -- $80,316,099)                               83,755,668
----------------------------------------------------------------------

                      See Notes to Financial Statements.

            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (CONTINUED) (UNAUDITED)                 APRIL 30, 2004

                        VAN KAMPEN ENTERPRISE PORTFOLIO

   FACE
  AMOUNT                              SECURITY                                VALUE
--------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.8%
$2,375,000 Federal Home Loan Bank, Discount Notes, due 5/3/04
           (Cost -- $2,374,881)                                            $ 2,374,881
--------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $82,690,980**)                                         $86,130,549
--------------------------------------------------------------------------------------
LOANED SECURITIES COLLATERAL
 4,553,386 State Street Navigator Securities Lending Trust Prime Portfolio
           (Cost -- $4,553,386)                                            $ 4,553,386
--------------------------------------------------------------------------------------

(a) All or a portion of this security is on loan (See Note 6).
* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            25 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004


                                                Smith Barney
                                                 Large Cap      Strategic     Van Kampen
                                                   Value         Equity       Enterprise
                                                 Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value
   (Cost -- $349,056,096, $526,232,995
   and $82,690,980, respectively)               $375,905,246  $ 536,455,332  $ 86,130,549
  Loaned securities collateral, at value
   (Cost -- $0, $50,617,009 and
   $4,553,386) (Note 6)                                   --     50,617,009     4,553,386
  Cash                                                   522            331           811
  Dividends and interest receivable                  541,498      1,003,282        43,248
  Receivable for securities sold                          --     16,469,465     2,090,564
  Receivable for open forward foreign currency
   contracts (Note 5)                                     --          1,646            --
  Prepaid expenses                                       481            314           118
  Other receivables                                    3,802         45,133         4,592
-----------------------------------------------------------------------------------------
  Total Assets                                   376,451,549    604,592,512    92,823,268
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                 3,935,833     12,883,593            --
  Payable for Fund shares reacquired                 477,687        883,451        62,214
  Management fees payable                            205,725        346,682        53,405
  Payable for loaned securities collateral
   (Note 6)                                               --     50,617,009     4,553,386
  Payable for open forward foreign currency
   contracts (Note 5)                                     --          1,083            --
  Accrued expenses                                    35,493         40,747        24,351
-----------------------------------------------------------------------------------------
  Total Liabilities                                4,654,738     64,772,565     4,693,356
-----------------------------------------------------------------------------------------
Total Net Assets                                $371,796,811  $ 539,819,947  $ 88,129,912
-----------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                   $        223  $         335  $         80
  Capital paid in excess of par value            394,250,345    767,067,853   154,958,393
  Undistributed net investment income              2,119,291      2,468,161        69,222
  Accumulated net realized loss from
   investment transactions                       (51,422,198)  (239,938,903)  (70,337,352)
  Net unrealized appreciation of investments
   and foreign currencies                         26,849,150     10,222,501     3,439,569
-----------------------------------------------------------------------------------------
Total Net Assets                                $371,796,811  $ 539,819,947  $ 88,129,912
-----------------------------------------------------------------------------------------
Shares Outstanding                                22,346,159     33,524,161     7,991,752
-----------------------------------------------------------------------------------------
Net Asset Value                                       $16.64         $16.10        $11.03
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            26 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                               Smith Barney
                                                Large Cap    Strategic    Van Kampen
                                                  Value       Equity      Enterprise
                                                Portfolio    Portfolio    Portfolio
-------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends                                    $ 4,000,942  $ 4,385,071  $   486,594
  Interest                                          35,135      343,751       23,163
  Less: Foreign withholding tax                    (49,695)     (40,176)      (6,831)
------------------------------------------------------------------------------------
  Total Investment Income                        3,986,382    4,688,646      502,926
------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                       1,248,832    2,227,430      334,468
  Shareholder communications                        63,712       33,411        5,840
  Audit and legal                                   18,630       32,138       17,320
  Custody                                           14,326       48,342       11,060
  Directors' fees                                    5,951        7,771        2,926
  Transfer agency services                           2,625        2,409        2,501
  Other                                              4,203        4,171        2,493
------------------------------------------------------------------------------------
  Total Expenses                                 1,358,279    2,355,672      376,608
  Less: Expense reductions (Note 7)                     --     (125,762)          --
------------------------------------------------------------------------------------
  Net Expenses                                   1,358,279    2,229,910      376,608
------------------------------------------------------------------------------------
Net Investment Income                            2,628,103    2,458,736      126,318
------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCIES
(NOTES 3 AND 5):
  Realized Gain From:
   Investment transactions                      14,782,716   25,453,509    9,395,369
   Foreign currency transactions                        --        8,505           --
------------------------------------------------------------------------------------
  Net Realized Gain                             14,782,716   25,462,014    9,395,369
------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation From:
   Investments                                  11,135,095    5,992,936   (9,099,242)
   Foreign currencies                                   --          719           --
------------------------------------------------------------------------------------
  Increase (Decrease) in Net Unrealized
   Appreciation                                 11,135,095    5,993,655   (9,099,242)
------------------------------------------------------------------------------------
Net Gain on Investments and Foreign
 Currencies                                     25,917,811   31,455,669      296,127
------------------------------------------------------------------------------------
Increase in Net Assets From Operations         $28,545,914  $33,914,405  $   422,445
------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            27 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney Large Cap Value Portfolio                                2004          2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $  2,628,103  $  6,407,784
  Net realized gain (loss)                                          14,782,716   (24,803,070)
  Increase in net unrealized appreciation                           11,135,095    85,797,301
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                            28,545,914    67,402,015
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                             (5,914,007)   (8,408,520)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                    (5,914,007)   (8,408,520)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                   2,973,535     5,713,731
  Net asset value of shares issued for reinvestment of dividends     5,914,007     8,408,520
  Cost of shares reacquired                                        (25,914,075)  (53,330,305)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions              (17,026,533)  (39,208,054)
--------------------------------------------------------------------------------------------
Increase in Net Assets                                               5,605,374    19,785,441
NET ASSETS:
  Beginning of period                                              366,191,437   346,405,996
--------------------------------------------------------------------------------------------
  End of period*                                                  $371,796,811  $366,191,437
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                  $2,119,291    $5,405,195
--------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            28 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Strategic Equity Portfolio                                            2004          2003
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                    $  2,458,736  $ (1,010,341)
  Net realized gain                                                 25,462,014    43,899,096
  Increase in net unrealized appreciation                            5,993,655    53,566,083
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                            33,914,405    96,454,838
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                     --      (650,759)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                            --      (650,759)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                     782,888     6,126,116
  Net asset value of shares issued for reinvestment of dividends            --       650,759
  Cost of shares reacquired                                        (44,428,178)  (68,747,111)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions              (43,645,290)  (61,970,236)
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   (9,730,885)   33,833,843
NET ASSETS:
  Beginning of period                                              549,550,832   515,716,989
--------------------------------------------------------------------------------------------
  End of period*                                                  $539,819,947  $549,550,832
--------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                  $2,468,161          $920
--------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

            29 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Van Kampen Enterprise Portfolio                                       2004         2003
--------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   126,318  $    120,944
  Net realized gain (loss)                                          9,395,369    (6,797,326)
  Increase (decrease) in net unrealized appreciation               (9,099,242)   21,950,369
-------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                              422,445    15,273,987
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                              (134,925)     (471,638)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                     (134,925)     (471,638)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                    893,155       966,979
  Net asset value of shares issued for reinvestment of dividends      134,925       471,638
  Cost of shares reacquired                                        (9,816,128)  (19,790,502)
-------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions              (8,788,048)  (18,351,885)
-------------------------------------------------------------------------------------------
Decrease in Net Assets                                             (8,500,528)   (3,549,536)
NET ASSETS:
  Beginning of period                                              96,630,440   100,179,976
-------------------------------------------------------------------------------------------
  End of period*                                                  $88,129,912  $ 96,630,440
-------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                    $69,222       $77,829
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            30 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio ("Fund(s)") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and twelve other separate investment funds: AIM Capital Appreciation Portfolio, Smith Barney International All Cap Growth Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Mid Cap Core Portfolio, Smith Barney Aggressive Growth Portfolio and SB Adjustable Rate Income Portfolio. Shares of the Funds are offered only to insurance company separate accounts which fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the

            31 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Funds distribute dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as the investment manager of the Smith Barney Large Cap Value Portfolio ("SBLCV"). SBLCV pays SBFM a management fee calculated at an annual rate of 0.65% of the average daily net assets of SBLCV. Travelers Investment Adviser, Inc. ("TIA"), an affiliate of SBFM, acts as the investment manager of the Strategic Equity Portfolio ("SEP") and the Van Kampen Enterprise Portfolio ("VKEP"). SEP and VKEP pay TIA a management fee calculated at an annual rate of 0.80% and 0.70%, respectively, of the average daily net assets of SEP and VKEP. These fees are calculated daily and paid monthly.

TIA has entered into a sub-advisory agreement with Fidelity Management & Research Co. ("FMR"). Pursuant to the sub-advisory agreement, FMR is responsible for the day-to-day portfolio operations and investment decisions and

            32 Travelers Series Fund Inc. | 2004 Semi-Annual Report is compensated by TIA for such services at an annual rate of 0.45% of the first $250 million of SEP's average daily net assets, 0.40% on the next $500 million of SEP's average daily net assets, and 0.35% of SEP's average daily net assets in excess of $750 million.

In addition, TIA has entered into a sub-advisory agreement with Van Kampen Asset Management Inc. ("VKAM"). Pursuant to the sub-advisory agreement, VKAM is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at an annual rate of 0.325% of the average daily net assets of VKEP.

TIA has entered into a sub-administrative services agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of SEP and VKEP.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

For the six months ended April 30, 2004, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions of $27,078 and $17,457 from SBLCV and VKEP, respectively.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                       SBLCV        SEP         VKEP
------------------------------------------------------------------------
Purchases                           $72,829,943 $548,054,552 $80,334,843
------------------------------------------------------------------------
Sales                                91,599,125  557,952,906  87,569,837
-----------------------------------------------------------------------

            33 Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                        SBLCV          SEP          VKEP
----------------------------------------------------------------------------
Gross unrealized appreciation       $ 40,512,389  $ 22,242,303  $ 5,689,004
Gross unrealized depreciation        (13,663,239)  (12,019,966)  (2,249,435)
----------------------------------------------------------------------------
Net unrealized appreciation         $ 26,849,150  $ 10,222,337  $ 3,439,569
---------------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

At April 30, 2004, VKEP did not have any repurchase agreements outstanding.

5. Forward Foreign Currency Contracts

SEP may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

            34 Travelers Series Fund Inc. | 2004 Semi-Annual Report

At April 30, 2004, SEP had open forward foreign currency contracts as described below. The unrealized gain and loss on the contracts reflected in the accompanying financial statements were as follows:

                                      Local     Market  Settlement Unrealized
 Foreign Currency                    Currency   Value      Date    Gain (Loss)
 -----------------------------------------------------------------------------
 Contracts to Buy:
 Swiss Franc                           287,700 $221,623   5/3/04     $ 1,635
 Swiss Franc                           687,373  529,502   5/4/04      (1,083)
 -----------------------------------------------------------------------------
                                                                         552
 -----------------------------------------------------------------------------
 Contracts to Sell:
 Japanese Yen                        2,447,969   22,181  5/10/04          11
 -----------------------------------------------------------------------------
 Net Unrealized Gain on Open Forward
  Foreign Currency Contracts                                         $   563
 -----------------------------------------------------------------------------

6. Lending of Portfolio Securities

The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral.

At April 30, 2004, SEP and VKEP had loaned securities having a market value of $48,852,620 and $4,390,071. SEP and VKEP received cash collateral amounting to $50,617,009 and $4,553,386 which were invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

For the six months ended April 30, 2004, income earned from securities lending by SEP and VKEP was $36,873 and $3,680, respectively.

At April 30, 2004, SBLCV did not have any securities on loan.

            35 Travelers Series Fund Inc. | 2004 Semi-Annual Report

7. Expense Reductions

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. As a result of the brokerage service arrangements, for the six months ended April 30, 2004, SEP has expense reductions amounting to $125,762.

8. Capital Shares

At April 30, 2004, the Company had six billion shares authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                           Six Months Ended    Year Ended
                                            April 30, 2004  October 31, 2003
    ------------------------------------------------------------------------
    Smith Barney Large Cap Value Portfolio
    Shares sold                                  176,546          401,980
    Shares issued on reinvestment                357,126          639,431
    Shares reacquired                         (1,534,968)      (3,856,055)
    ------------------------------------------------------------------------
    Net Decrease                              (1,001,296)      (2,814,644)
    ------------------------------------------------------------------------
    Strategic Equity Portfolio
    Shares sold                                   48,440          470,412
    Shares issued on reinvestment                     --           53,826
    Shares reacquired                         (2,769,330)      (5,225,885)
    ------------------------------------------------------------------------
    Net Decrease                              (2,720,890)      (4,701,647)
    ------------------------------------------------------------------------
    Van Kampen Enterprise Portfolio
    Shares sold                                   77,638           93,737
    Shares issued on reinvestment                 11,815           51,943
    Shares reacquired                           (859,309)      (2,038,763)
    ------------------------------------------------------------------------
    Net Decrease                                (769,856)      (1,893,083)
    ------------------------------------------------------------------------

9. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As

            36 Travelers Series Fund Inc. | 2004 Semi-Annual Report

CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            37 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Smith Barney
Large Cap Value Portfolio                  2004/(1)/   2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.68    $13.24  $17.47   $20.74   $19.83  $18.94
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                       0.12      0.28    0.32     0.26     0.30    0.27
  Net realized and unrealized gain (loss)     1.10      2.49   (4.24)   (2.56)    1.34    1.38
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           1.22      2.77   (3.92)   (2.30)    1.64    1.65
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.26)    (0.33)  (0.31)   (0.27)   (0.26)  (0.24)
  Net realized gains                            --        --      --    (0.70)   (0.47)  (0.52)
----------------------------------------------------------------------------------------------
Total Distributions                          (0.26)    (0.33)  (0.31)   (0.97)   (0.73)  (0.76)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.64    $15.68  $13.24   $17.47   $20.74  $19.83
----------------------------------------------------------------------------------------------
Total Return/(2)/                             7.77%++  21.38% (22.45)% (11.58)%   8.62%   8.52%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $372      $366    $346     $504     $553    $544
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.71%+    0.69%   0.68%    0.67%    0.66%   0.67%
  Net investment income                       1.37+     1.85    1.59     1.42     1.45    1.35
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         19%       96%     68%      29%      23%     43%
----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            38 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Strategic Equity Portfolio                 2004/(1)/   2003     2002     2001    2000    1999
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $15.16    $12.59  $16.67   $28.63   $28.35  $22.14
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                0.07     (0.03)   0.04     0.07     0.05    0.02
  Net realized and unrealized gain (loss)     0.87      2.62   (4.05)   (8.60)    2.66    7.79
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.94      2.59   (4.01)   (8.53)    2.71    7.81
----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --     (0.02)  (0.07)   (0.05)   (0.03)  (0.15)
  Net realized gains                            --        --      --    (3.38)   (2.40)  (1.45)
----------------------------------------------------------------------------------------------
Total Distributions                             --     (0.02)  (0.07)   (3.43)   (2.43)  (1.60)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $16.10    $15.16  $12.59   $16.67   $28.63  $28.35
----------------------------------------------------------------------------------------------
Total Return/(2)/                             6.20%++  20.57% (24.05)% (32.05)%   9.27%  35.51%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)          $540      $550    $516     $845   $1,370  $1,166
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.85%+    0.84%   0.83%    0.82%    0.81%   0.82%
  Net investment income (loss)                0.88+    (0.20)   0.19     0.31     0.17    0.14
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        106%      167%    100%      46%      47%     54%
----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            39 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended October 31, unless otherwise noted:

Van Kampen Enterprise Portfolio            2004/(1)/    2003    2002     2001     2000    1999
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $11.03    $ 9.40  $11.81   $25.60   $25.52   $20.56
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                0.02      0.01    0.05     0.03    (0.06)    0.00*
  Net realized and unrealized gain (loss)       --      1.67   (2.42)   (9.05)    3.87     5.42
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.02      1.68   (2.37)   (9.02)    3.81     5.42
-----------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                      (0.02)    (0.05)  (0.04)   (0.00)*  (0.00)*  (0.07)
  Net realized gains                            --        --      --    (4.77)   (3.73)   (0.39)
-----------------------------------------------------------------------------------------------
Total Distributions                          (0.02)    (0.05)  (0.04)   (4.77)   (3.73)   (0.46)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $11.03    $11.03  $ 9.40   $11.81   $25.60   $25.52
-----------------------------------------------------------------------------------------------
Total Return/(2)/                             0.14%++  17.93% (20.07)% (37.52)%  13.92%   26.48%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $88       $97    $100     $165     $331     $313
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                    0.79%+    0.80%   0.76%    0.74%    0.72%    0.73%
  Net investment income (loss)                0.26+     0.13    0.30     0.18    (0.22)    0.01
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         88%      123%     87%     107%     117%     120%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
 * Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

           40  Travelers Series Fund Inc.  | 2004 Semi-Annual Report

                          TRAVELERS SERIES FUND INC.



          DIRECTORS                INVESTMENT MANAGERS
          A. E. Cohen              Smith Barney Fund Management LLC
          Robert A. Frankel        Travelers Investment Adviser, Inc.
          Michael E. Gellert
          R. Jay Gerken, CFA       CUSTODIAN
           Chairman                State Street Bank and
          Rainer Greeven            Trust Company
          Susan M. Heilbron
                                   ANNUITY
          OFFICERS                 ADMINISTRATION
          R. Jay Gerken, CFA       Travelers Annuity Investor Services
          President and Chief      One Cityplace
          Executive Officer        Hartford, CT 06103-3415

          Andrew B. Shoup
          Senior Vice President
          and Chief Administrative
          Officer

          John B. Cunningham
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Andrew Beagley
          Chief Anti-Money
          Laundering Compliance
          Officer

          Robert I. Frenkel
          Secretary and Chief
          Legal Officer

  Travelers Series Fund Inc.



  Smith Barney Large Cap Value Portfolio

  Strategic Equity Portfolio

  Van Kampen Enterprise Portfolio

  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.



  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Funds (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of Travelers Series Fund Inc. -- Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio and Van Kampen Enterprise Portfolio.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004





 IN0801 6/04                                                             04-6760

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TRAVELERS SERIES FUND INC.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 9, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 9, 2004

By:     /s/ Andrew B. Shoup
        --------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Travelers Series Fund Inc.

Date:   July 9, 2004